Debt - Collateralized Loan Obligation by Tranche (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Par Value Issued	$ 29,167	$ 29,167	$ 29,167
Secured Debt | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	2,437,924	1,825,201	2,186,563
Par Value Outstanding	1,977,315	1,639,227	1,822,345
Collateralized loan obligation excluded		267,100	261,400
Secured Debt | Tranche A Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued			237,970
Par Value Outstanding			0
Secured Debt | Tranche A-S Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued			36,357
Par Value Outstanding			0
Secured Debt | Tranche B Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued			26,441
Par Value Outstanding			0
Secured Debt | Tranche C Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued			25,339
Par Value Outstanding			0
Secured Debt | Tranche D Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued			35,255
Par Value Outstanding			21,444
Secured Debt | Tranche A Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	286,700	286,700	286,700
Par Value Outstanding	56,128	161,745	286,700
Secured Debt | Tranche A-S Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	77,775	77,775	77,775
Par Value Outstanding	77,775	77,775	77,775
Secured Debt | Tranche B Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	41,175	41,175	41,175
Par Value Outstanding	41,175	41,175	41,175
Secured Debt | Tranche C Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	39,650	39,650	39,650
Par Value Outstanding	39,650	39,650	39,650
Secured Debt | Tranche D Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	42,700	42,700	42,700
Par Value Outstanding	42,700	42,700	42,700
Secured Debt | Tranche A Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	416,827	416,827	416,827
Par Value Outstanding	247,640	416,659	416,827
Secured Debt | Tranche A-S Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	73,813	73,813	73,813
Par Value Outstanding	73,813	73,813	73,813
Secured Debt | Tranche B Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	56,446	56,446	56,446
Par Value Outstanding	56,446	56,446	56,446
Secured Debt | Tranche C Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	68,385	68,385	68,385
Par Value Outstanding	68,385	68,385	68,385
Secured Debt | Tranche D Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	57,531	57,531	57,531
Par Value Outstanding	57,531	57,531	57,531
Secured Debt | Tranche A Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	407,025	407,025	407,025
Par Value Outstanding	407,025	407,025	407,025
Secured Debt | Tranche A-S Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	76,950	76,950	76,950
Par Value Outstanding	76,950	76,950	76,950
Secured Debt | Tranche B Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	50,000	50,000	50,000
Par Value Outstanding	50,000	50,000	50,000
Secured Debt | Tranche C Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	61,374	61,374	61,374
Par Value Outstanding	61,374	61,373	61,374
Secured Debt | Tranche D Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	48,600	48,600	48,600
Par Value Outstanding	5,000	5,000	24,300
Secured Debt | Tranche E Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Par Value Issued	20,250	20,250	20,250
Par Value Outstanding	$ 3,000	$ 3,000	$ 20,250
1M LIBOR | Secured Debt | Tranche A Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate			0.82%
1M LIBOR | Secured Debt | Tranche A-S Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate			1.10%
1M LIBOR | Secured Debt | Tranche B Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate			1.40%
1M LIBOR | Secured Debt | Tranche C Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate			2.15%
1M LIBOR | Secured Debt | Tranche D Notes - 2017-FL2 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate			3.45%
1M LIBOR | Secured Debt | Tranche A Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.05%	1.05%	1.05%
1M LIBOR | Secured Debt | Tranche A-S Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.35%	1.35%	1.35%
1M LIBOR | Secured Debt | Tranche B Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.65%	1.65%	1.65%
1M LIBOR | Secured Debt | Tranche C Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	2.55%	2.55%	2.55%
1M LIBOR | Secured Debt | Tranche D Notes - 2018-FL3 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	3.45%	3.45%	3.45%
1M LIBOR | Secured Debt | Tranche A Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.05%	1.05%	1.05%
1M LIBOR | Secured Debt | Tranche A-S Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.30%	1.30%	1.30%
1M LIBOR | Secured Debt | Tranche B Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.60%	1.60%	1.60%
1M LIBOR | Secured Debt | Tranche C Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	2.10%	2.10%	2.10%
1M LIBOR | Secured Debt | Tranche D Notes - 2018-FL4 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	2.75%	2.75%	2.75%
1M LIBOR | Secured Debt | Tranche A Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.15%	1.15%	1.15%
1M LIBOR | Secured Debt | Tranche A-S Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.48%	1.48%	1.48%
1M LIBOR | Secured Debt | Tranche B Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	1.40%	1.40%	1.40%
1M LIBOR | Secured Debt | Tranche C Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	2.00%	2.00%	2.00%
1M LIBOR | Secured Debt | Tranche D Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	2.40%	2.40%	2.40%
1M LIBOR | Secured Debt | Tranche E Notes - 2019-FL5 Issuer | U.S. Bank National Association
Debt Instrument [Line Items]
Interest Rate	2.85%	2.85%	2.85%